NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Total Return Series - Initial Class (MTRS)
968 shares (cost $17,081)	$19,405
NVIT Nationwide Fund - Class I (TRF)
482,135 shares (cost $4,845,780)	4,912,951
NVIT Government Bond Fund - Class I (GBF)
265,220 shares (cost $3,092,093)	3,084,514
American Century NVIT Growth Fund - Class I (CAF)
45,213 shares (cost $588,451)	705,321
NVIT Money Market Fund - Class I (SAM)
403,776 shares (cost $403,776)	403,776
VP Balanced Fund - Class I (ACVB)
312,350 shares (cost $2,037,680)	2,227,057
Equity-Income Portfolio - Initial Class (FEIP)
836 shares (cost $19,551)	16,676
VIP Growth Portfolio - Initial Class (FGP)
218,174 shares (cost $6,681,860)	9,174,226
Balanced Portfolio - I Class Shares (AMBP)
191,726 shares (cost $1,813,500)	2,199,099

Total Investments	$22,743,025

Accounts Receivable	851

$22,743,876

Contract Owners’ Equity:
Accumulation units	22,616,798
Contracts in payout (annuitization) period (note 1f)	127,078

Total Contract Owners’ Equity (note 5)	$22,743,876

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP
Reinvested dividends	$246,050	520	69,667	69,727	3,969	-	46,131	507
Mortality and expense risk charges (note 2)	(309,078)	(264)	(66,165)	(43,070)	(12,817)	(4,895)	(29,371)	(222)

Net investment income (loss)	(63,028)	256	3,502	26,657	(8,848)	(4,895)	16,760	285

Realized gain (loss) on investments	304,217	54	28,504	20,918	136,127	-	20,882	38
Change in unrealized gain (loss) on investments	1,927,834	1,406	573,219	(93,793)	(16,868)	-	179,454	927

Net gain (loss) on investments	2,232,051	1,460	601,723	(72,875)	119,259	-	200,336	965

Reinvested capital gains	103,416	-	-	102,407	-	-	-	1,009

Net increase (decrease) in contract owners’ equity resulting from operations	$2,272,439	1,716	605,225	56,189	110,411	(4,895)	217,096	2,259

Investment Activity:	FGP	AMBP
Reinvested dividends	$55,529	-
Mortality and expense risk charges (note 2)	(121,410)	(30,864)

Net investment income (loss)	(65,881)	(30,864)

Realized gain (loss) on investments	17,191	80,503
Change in unrealized gain (loss) on investments	1,148,612	134,877

Net gain (loss) on investments	1,165,803	215,380

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,099,922	184,516

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MTRS		TRF		GBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(63,028)	(68,394)	256	215	3,502	(8,815)	26,657	59,117
Realized gain (loss) on investments	304,217	(155,487)	54	42	28,504	(40,986)	20,918	5,015
Change in unrealized gain (loss) on investments	1,927,834	204,991	1,406	(195)	573,219	11,117	(93,793)	120,083
Reinvested capital gains	103,416	43,480	-	-	-	-	102,407	10,900

Net increase (decrease) in contract owners’ equity resulting from operations	2,272,439	24,590	1,716	62	605,225	(38,684)	56,189	195,115

Equity transactions:
Purchase payments received from contract owners (note 3)	158,331	82,255	-	-	7,102	4,891	550	1,244
Transfers between funds	-	-	-	-	(6,576)	(9,966)	(292,787)	274,011
Redemptions (note 3)	(2,365,009)	(2,751,729)	-	-	(558,619)	(742,140)	(356,401)	(222,393)
Annuity benefits	(13,487)	(13,203)	-	-	(3,272)	(3,213)	-	-
Contract maintenance charges (note 2)	(29,941)	(33,128)	-	-	(7,082)	(7,890)	(3,625)	(4,050)
Contingent deferred sales charges (note 2)	(172)	(851)	-	-	(119)	(370)	(8)	(226)
Adjustments to maintain reserves	4,130	1,195	(2)	-	1,013	376	(11)	(31)

Net equity transactions	(2,246,148)	(2,715,461)	(2)	-	(567,553)	(758,312)	(652,282)	48,555

Net change in contract owners’ equity	26,291	(2,690,871)	1,714	62	37,672	(796,996)	(596,093)	243,670
Contract owners’ equity beginning of period	22,717,585	25,408,456	17,680	17,618	4,875,479	5,672,475	3,680,615	3,436,945

Contract owners’ equity end of period	$22,743,876	22,717,585	19,394	17,680	4,913,151	4,875,479	3,084,522	3,680,615

CHANGES IN UNITS:
Beginning units	833,390	934,878	785	785	142,139	164,163	105,324	104,118
Units purchased	38,070	26,691	-	-	203	165	1,003	9,940
Units redeemed	(112,120)	(128,179)	-	-	(15,307)	(22,189)	(19,548)	(8,734)

Ending units	759,340	833,390	785	785	127,035	142,139	86,779	105,324

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CAF		SAM		ACVB		FEIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,848)	(5,719)	(4,895)	(6,418)	16,760	12,829	285	170
Realized gain (loss) on investments	136,127	20,073	-	-	20,882	8,553	38	29
Change in unrealized gain (loss) on investments	(16,868)	(30,484)	-	-	179,454	63,812	927	(261)
Reinvested capital gains	-	-	-	-	-	-	1,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	110,411	(16,130)	(4,895)	(6,418)	217,096	85,194	2,259	(62)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,200	2,867	14,121	25,292	82,619	35,149	-	-
Transfers between funds	37,975	40,848	52,780	(169,438)	19,484	(9,880)	-	-
Redemptions (note 3)	(211,953)	(98,790)	(59,940)	(171,339)	(223,066)	(111,780)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(986)	(1,079)	(520)	(659)	(2,457)	(2,594)	-	-
Contingent deferred sales charges (note 2)	-	(159)	-	-	-	-	-	-
Adjustments to maintain reserves	27	(15)	(10)	(4)	(26)	(11)	(3)	(2)

Net equity transactions	(173,737)	(56,328)	6,431	(316,148)	(123,446)	(89,116)	(3)	(2)

Net change in contract owners’ equity	(63,326)	(72,458)	1,536	(322,566)	93,650	(3,922)	2,256	(64)
Contract owners’ equity beginning of period	768,683	841,141	402,255	724,821	2,133,402	2,137,324	14,405	14,469

Contract owners’ equity end of period	$705,357	768,683	403,791	402,255	2,227,052	2,133,402	16,661	14,405

CHANGES IN UNITS:
Beginning units	40,341	43,270	23,773	42,282	162,227	168,972	553	553
Units purchased	15,395	2,307	4,273	1,486	7,981	3,865	-	-
Units redeemed	(22,844)	(5,236)	(3,867)	(19,995)	(16,735)	(10,610)	-	-

Ending units	32,892	40,341	24,179	23,773	153,473	162,227	553	553

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGP		AMBP
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(65,881)	(92,366)	(30,864)	(27,407)
Realized gain (loss) on investments	17,191	(181,605)	80,503	33,392
Change in unrealized gain (loss) on investments	1,148,612	107,423	134,877	(66,504)
Reinvested capital gains	-	32,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,099,922	(133,968)	184,516	(60,519)

Equity transactions:
Purchase payments received from contract owners (note 3)	46,324	8,427	6,415	4,385
Transfers between funds	217,529	(152,933)	(28,405)	27,358
Redemptions (note 3)	(629,495)	(1,037,905)	(325,535)	(367,382)
Annuity benefits	(7,332)	(7,106)	(2,883)	(2,884)
Contract maintenance charges (note 2)	(12,111)	(13,183)	(3,160)	(3,673)
Contingent deferred sales charges (note 2)	(45)	(96)	-	-
Adjustments to maintain reserves	2,278	485	864	397

Net equity transactions	(382,852)	(1,202,311)	(352,704)	(341,799)

Net change in contract owners’ equity	717,070	(1,336,279)	(168,188)	(402,318)
Contract owners’ equity beginning of period	8,457,598	9,793,877	2,367,468	2,769,786

Contract owners’ equity end of period	$9,174,668	8,457,598	2,199,280	2,367,468

CHANGES IN UNITS:
Beginning units	259,205	297,004	99,043	113,731
Units purchased	8,727	4,641	488	4,287
Units redeemed	(19,468)	(42,440)	(14,351)	(18,975)

Ending units	248,464	259,205	85,180	99,043

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Series - Initial Class (MEGS)*
Total Return Series - Initial Class (MTRS)
NATIONWIDE FUNDS GROUP
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager Small Company Fund - Class I (SCF)*
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP International Fund - Class I (ACVI)*
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)*
High Income Bond Fund II - Primary Shares (FHIB)*
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
VIP Growth Portfolio - Initial Class (FGP)
VIP Overseas Portfolio - Initial Class (FOP)*
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Balanced Portfolio - I Class Shares (AMBP)

*At December 31, 2012, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h)    Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.15%, for a total variable account charge of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

1.30%	$308,592	$-	$66,165	$43,070	$12,817	$4,895	$29,371	$-
1.40%	486	264	-	-	-	-	-	222

Totals	$309,078	$264	$66,165	$43,070	$12,817	$4,895	$29,371	$222

	FGP	AMBP

1.30%	$121,410	$30,864
1.40%	-	-

	$121,410	$30,864

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $ 11,189 and $ 43,798, respectively, and total transfers from the Account to the fixed account were $ 278,909 and $ 244,909, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $ 0 and $ 5,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$22,743,025	$0	$0	$22,743,025

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)		$520	$266
NVIT Nationwide Fund - Class I (TRF)		71,374	635,534
NVIT Government Bond Fund - Class I (GBF)		202,827	726,051
American Century NVIT Growth Fund - Class I (CAF)		331,601	514,225
NVIT Money Market Fund - Class I (SAM)		68,365	66,828
VP Balanced Fund - Class I (ACVB)		155,300	261,973
Equity-Income Portfolio - Initial Class (FEIP)		1,516	224
VIP Growth Portfolio - Initial Class (FGP)		345,810	794,798
Balanced Portfolio - I Class Shares (AMBP)		7,658	391,322

	Total	$1,184,971	$3,391,221

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Series - Initial Class (MTRS)
2012	1.40%	785	$24.705273	$19,394	2.77%	9.70%
2011	1.40%	785	22.521782	17,680	2.60%	0.35%
2010	1.40%	785	22.443172	17,618	2.72%	8.39%
2009	1.40%	785	20.705660	16,254	3.58%	16.38%
2008	1.40%	785	17.790000	13,967	3.09%	-23.22%
NVIT Nationwide Fund - Class I (TRF)
2012	1.30%	127,035	38.426682	4,881,533	1.38%	12.73%
2011	1.30%	142,139	34.088481	4,845,271	1.13%	-0.78%
2010	1.30%	164,163	34.354879	5,639,731	1.01%	11.98%
2009	1.30%	188,245	30.680617	5,775,504	1.34%	24.46%
2008	1.30%	203,876	24.650000	5,025,851	1.37%	-42.32%
NVIT Government Bond Fund - Class I (GBF)
2012	1.30%	86,779	35.544563	3,084,522	2.11%	1.71%
2011	1.30%	105,324	34.945645	3,680,615	3.00%	5.86%
2010	1.30%	104,118	33.009769	3,436,945	2.91%	3.42%
2009	1.30%	114,799	31.918249	3,664,151	3.36%	1.35%
2008	1.30%	135,767	31.490000	4,275,576	4.16%	6.32%
American Century NVIT Growth Fund - Class I (CAF)
2012	1.30%	32,892	21.443356	705,357	0.42%	12.54%
2011	1.30%	40,341	19.054639	768,683	0.59%	-1.98%
2010	1.30%	43,270	19.439339	841,141	0.56%	17.70%
2009	1.30%	66,773	16.516251	1,102,839	0.56%	31.74%
2008	1.30%	51,683	12.540000	647,966	0.27%	-39.50%
NVIT Money Market Fund - Class I (SAM)
2012	1.30%	24,179	16.699359	403,791	0.00%	-1.30%
2011	1.30%	23,773	16.919908	402,255	0.00%	-1.30%
2010	1.30%	42,282	17.142137	724,821	0.00%	-1.30%
2009	1.30%	53,117	17.367899	922,531	0.03%	-1.26%
2008	1.30%	67,441	17.590000	1,186,238	2.06%	0.73%
VP Balanced Fund - Class I (ACVB)
2012	1.30%	153,473	14.511028	2,227,052	2.06%	10.34%
2011	1.30%	162,227	13.150636	2,133,402	1.90%	3.97%
2010	1.30%	168,972	12.648988	2,137,324	1.90%	10.19%
2009	1.30%	175,477	11.479746	2,014,432	5.27%	13.98%
2008	1.30%	185,731	10.070000	1,870,610	2.57%	-21.37%
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.40%	553	30.128896	16,661	3.21%	15.66%
2011	1.40%	553	26.049127	14,405	2.54%	-0.44%
2010	1.40%	553	26.164070	14,469	1.90%	13.54%
2009	1.40%	553	23.044237	12,743	2.38%	28.39%
2008	1.40%	554	17.950000	9,944	1.62%	-43.46%
VIP Growth Portfolio - Initial Class (FGP)
2012	1.30%	248,464	36.649441	9,106,066	0.60%	13.19%
2011	1.30%	259,205	32.377305	8,392,327	0.34%	-1.10%
2010	1.30%	297,004	32.736577	9,722,894	0.28%	22.56%
2009	1.30%	315,568	26.710558	8,428,971	0.44%	26.62%
2008	1.30%	354,158	21.100000	7,471,041	0.75%	-47.86%
Balanced Portfolio - I Class Shares (AMBP)
2012	1.30%	85,180	25.503893	2,172,422	0.00%	7.92%
2011	1.30%	99,043	23.632811	2,340,665	0.29%	-1.92%
2010	1.30%	113,731	24.095597	2,740,393	1.00%	17.28%
2009	1.30%	125,126	20.544583	2,570,661	3.14%	20.87%
2008	1.30%	141,964	17.000000	2,412,907	3.55%	-39.94%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2012

2012	Reserves for annuity contracts in payout phase:	127,078
2012	Contract owners equity:	$22,743,876
2011	Reserves for annuity contracts in payout phase:	122,282
2011	Contract owners equity:	$22,717,585
2010	Reserves for annuity contracts in payout phase:	133,120
2010	Contract owners equity:	$25,408,456
2009	Reserves for annuity contracts in payout phase:	146,111
2009	Contract owners equity:	$24,654,197
2008	Reserves for annuity contracts in payout phase:	125,740
2008	Contract owners equity:	$23,039,840

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.